Notes Payable to Officers (Details) - Schedule of Related Party Debt (Parentheticals)	Sep. 30, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 31, 2019
Note Payable #1 [Member] | Director [Member]
Related Party Transaction [Line Items]
Interest at	12.00%	12.00%	12.00%	12.00%
Note Payable #3 [Member] | President [Member]
Related Party Transaction [Line Items]
Interest at			12.00%	12.00%